Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended	3 Months Ended	4 Months Ended			5 Months Ended		7 Months Ended		8 Months Ended	10 Months Ended			11 Months Ended		12 Months Ended		13 Months Ended		15 Months Ended	16 Months Ended			17 Months Ended		19 Months Ended		20 Months Ended	22 Months Ended			23 Months Ended		24 Months Ended	25 Months Ended		27 Months Ended	28 Months Ended			29 Months Ended		31 Months Ended	32 Months Ended	34 Months Ended		35 Months Ended		36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended		41 Months Ended		43 Months Ended	44 Months Ended	46 Months Ended		47 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	63 Months Ended	68 Months Ended	72 Months Ended	75 Months Ended	80 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 17, 2023	Jul. 29, 2022	Mar. 16, 2022	Aug. 27, 2021	Jul. 19, 2021	May 25, 2021	Oct. 01, 2019	May 02, 2019	Dec. 31, 2015	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2021	Dec. 31, 2019	Jun. 30, 2024	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2016	Sep. 30, 2024	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Dec. 31, 2022	Dec. 31, 2020	Jun. 30, 2025	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2017	Sep. 30, 2025	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2018	Jun. 30, 2024	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2019	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
William Blair Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Growth Fund Class I
Accumulated Value									$ 500,000																	$ 496,550																	$ 618,900															$ 652,450												$ 863,300							$ 1,177,150			$ 1,442,450			$ 1,016,650	$ 1,404,500	$ 1,716,400	$ 1,897,800
William Blair Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Growth Fund Class N
Accumulated Value									10,000																	9,902																	12,313															12,941												17,078							23,222			28,351			19,946	27,478	33,470	36,881
William Blair Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Growth Fund Class R6
Accumulated Value								$ 1,000,000											$ 1,107,500																		$ 1,511,700																$ 1,852,500													$ 1,307,200										$ 1,806,400			$ 2,208,500			$ 2,443,800
William Blair Large Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Large Cap Growth Fund Class I
Accumulated Value									500,000																	511,100																	671,050															706,050												962,700							1,315,000			1,688,350			1,140,350	1,601,950	2,019,800	2,255,600
William Blair Large Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Large Cap Growth Fund Class N
Accumulated Value									10,000																	10,197																	13,346															14,009												19,052							25,968			33,247			22,404	31,390	39,485	43,969
William Blair Large Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Large Cap Growth Fund Class R6
Accumulated Value								1,000,000											1,141,000																		1,560,200																2,003,700													1,354,300										1,903,600			2,401,200			2,682,300
William Blair Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Mid Cap Value Fund Class I
Accumulated Value			$ 500,000										$ 437,000								$ 464,350										$ 491,650								$ 525,700									$ 534,400						$ 582,000							$ 593,450						$ 624,700
William Blair Mid Cap Value Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Mid Cap Value Fund Class R6
Accumulated Value			1,000,000										874,000								929,900										983,500								1,052,200									1,069,600						1,165,500							1,188,300						1,251,600
William Blair Small-Mid Cap Core Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Core Fund Class I
Accumulated Value							$ 500,000				$ 534,350																		$ 644,400																	$ 816,000														$ 676,400												$ 766,100						$ 858,350			$ 869,250
William Blair Small-Mid Cap Core Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Core Fund Class R6
Accumulated Value							1,000,000				1,068,800																		1,289,000																	1,633,200														1,354,000												1,534,100						1,720,600			1,743,400
William Blair Small-Mid Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Growth Fund Class I
Accumulated Value									500,000																	533,600																	687,800															673,650												880,950							1,166,000			1,265,750			975,650	1,150,600	1,283,000	1,290,950
William Blair Small-Mid Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Growth Fund Class N
Accumulated Value									10,000																	10,645																	13,686															13,373												17,439							23,027			24,931			19,169	22,550	25,079	25,172
William Blair Small-Mid Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Growth Fund Class R6
Accumulated Value								1,000,000											1,082,000																		1,432,600																1,555,800													1,200,400										1,415,900			1,579,300			1,590,200
William Blair Small-Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Value Fund Class I
Accumulated Value	$ 500,000											$ 532,250					$ 562,400			$ 528,250							$ 569,950			$ 560,950					$ 529,250			$ 538,950						$ 559,400			$ 578,700
William Blair Small-Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Small-Mid Cap Value Fund Class R6
Accumulated Value	1,000,000											1,065,000					1,124,300			1,057,000							1,140,400			1,122,200					1,059,700			1,079,200						1,120,100			1,158,200
William Blair Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Small Cap Growth Fund Class I
Accumulated Value									500,000																	596,100																	756,950															742,750												910,000							1,261,950			1,428,850			1,123,150	1,306,750	1,559,650	1,606,600
William Blair Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Small Cap Growth Fund Class N
Accumulated Value									10,000																	11,889																	15,063															14,740												18,021							24,927			28,145			22,069	25,614	30,498	31,334
William Blair Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Small Cap Growth Fund Class R6
Accumulated Value								1,000,000											1,028,000																		1,425,700																1,615,500													1,270,600										1,479,500			1,766,600			1,820,500
William Blair Small Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Small Cap Value Fund Class I
Accumulated Value									500,000																	656,800																	743,050															639,300												806,550							829,100			1,073,600			954,200	1,057,800	1,094,250	1,126,050
William Blair Small Cap Value Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Small Cap Value Fund Class N
Accumulated Value					$ 10,000											$ 10,859								$ 9,190										$ 9,626								$ 9,810									$ 10,645						$ 10,427							$ 10,987					$ 10,310					$ 11,274
William Blair Small Cap Value Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Small Cap Value Fund Class R6
Accumulated Value					1,000,000											1,087,800								922,600										967,500								987,700									1,073,600						1,053,400							1,111,800					1,045,300					1,145,200
William Blair Global Leaders Fund - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																									Global Leaders Fund Class I
Accumulated Value									500,000																	504,900																	659,850															606,700												800,600							1,055,600			1,232,750			871,850	1,072,300	1,154,900	1,330,500
William Blair Global Leaders Fund - CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name																									Global Leaders Fund Class N
Accumulated Value									10,000																	10,062																	13,112															12,033												15,831							20,819			24,265			17,109	20,988	22,556	25,898
William Blair Global Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Global Leaders Fund Class R6
Accumulated Value									1,000,000																	1,010,300																	1,321,200															1,215,600												1,604,800							2,116,900			2,474,600			1,749,400	2,154,100	2,321,600	2,675,200
William Blair International Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									International Leaders Fund Class I
Accumulated Value									500,000																	505,500																	657,400															575,550												758,350							961,400			1,059,200			756,850	855,900	851,600	1,048,900
William Blair International Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									International Leaders Fund Class N
Accumulated Value									10,000																	10,088																	13,079															11,418												15,010							18,980			20,866			14,878	16,778	16,651	20,460
William Blair International Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									International Leaders Fund Class R6
Accumulated Value									1,000,000																	1,012,500																	1,317,000															1,154,000												1,521,200							1,930,100			2,127,500			1,521,000	1,721,700	1,713,000	2,111,600
William Blair International Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									International Growth Fund Class I
Accumulated Value									500,000																	487,300																	631,000															519,150												678,300							895,250			975,950			699,500	807,100	826,350	975,200
William Blair International Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									International Growth Fund Class N
Accumulated Value									10,000																	9,712																	12,540															10,283												13,393							17,631			19,161			13,698	15,769	16,101	18,958
William Blair International Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									International Growth Fund Class R6
Accumulated Value								1,000,000											1,117,000																		1,476,500																1,610,600																							1,333,400			1,365,900			1,612,600	1,154,800
William Blair Institutional International Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional International Growth Fund
Accumulated Value									5,000,000																	4,880,000																	6,321,500															5,215,000												6,818,500							9,032,500			9,880,500			7,086,000	8,163,000	8,359,500	9,868,000
William Blair International Small Cap Growth Fund-Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									International Small Cap Growth Fund Class I
Accumulated Value									500,000																	477,950																	634,250															480,150												644,450							831,550			924,400			600,950	689,300	694,800	801,100
William Blair International Small Cap Growth Fund-Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									International Small Cap Growth Fund Class N
Accumulated Value									10,000																	9,540																	12,608															9,522												12,742							16,396			18,178			11,789	13,489	13,564	15,596
William Blair International Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									International Small Cap Growth Fund Class R6
Accumulated Value									1,000,000																	956,900																	1,269,900															962,700												1,293,000							1,671,000			1,859,300			1,209,700	1,388,200	1,400,100	1,616,000
William Blair Emerging Markets Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Leaders Fund Class I
Accumulated Value									500,000																	509,100																	722,350															596,300												765,400							976,050			903,050			669,700	710,750	752,400	951,250
William Blair Emerging Markets Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Leaders Fund Class N
Accumulated Value									10,000																	10,142																	14,370															11,821												15,130							19,250			17,770			13,131	13,899	14,690	18,517
William Blair Emerging Markets Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Leaders Fund Class R6
Accumulated Value									1,000,000																	1,017,400																	1,446,200															1,193,700												1,533,300							1,954,900			1,811,300			1,342,800	1,426,300	1,510,800	1,910,000
William Blair Emerging Markets Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Growth Fund Class I
Accumulated Value									500,000																	508,650																	757,000															595,300												763,700							1,074,650			1,109,550			741,800	817,700	904,550	1,132,300
Emerging William Blair Markets Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Growth Fund Class N
Accumulated Value									10,000																	10,149																	15,074															11,816												15,112							21,222			21,853			14,568	16,023	17,689	22,083
William Blair Emerging Markets Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Growth Fund Class R6
Accumulated Value									1,000,000																	1,017,100																	1,516,000															1,193,300												1,530,900							2,157,000			2,229,700			1,491,100	1,644,000	1,820,100	2,279,300
William Blair Emerging Markets ex China Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets ex China Growth Fund Class I
Accumulated Value		$ 500,000													$ 470,500								$ 534,000										$ 586,950								$ 668,150									$ 666,100						$ 723,600							$ 853,800
William Blair Emerging Markets ex China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets ex China Growth Fund Class R6
Accumulated Value		1,000,000													942,000								1,069,000										1,175,200								1,338,600									1,334,600						1,450,600							1,711,600
William Blair Emerging Markets Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Small Cap Growth Fund Class I
Accumulated Value									500,000																	474,450																	666,800															511,400												616,600							817,650			944,450			680,700	832,100	901,750	1,027,400
William Blair Emerging Markets Small Cap Growth Fund-Class N
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Small Cap Growth Fund Class N
Accumulated Value									10,000																	9,467																	13,262															10,136												12,198							16,134			18,592			13,364	16,295	17,613	20,021
William Blair Emerging Markets Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Small Cap Growth Fund Class R6
Accumulated Value									1,000,000																	949,500																	1,335,200															1,024,900												1,236,900							1,640,800			1,896,500			1,367,100	1,673,000	1,813,400	2,067,200
William Blair China Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									China Growth Fund Class I
Accumulated Value				$ 500,000										$ 478,000								$ 388,500										$ 323,000								$ 274,500									$ 244,550						$ 252,600							$ 269,850						$ 300,400					$ 335,300
William Blair China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									China Growth Fund Class R6
Accumulated Value				1,000,000										956,000								777,000										645,400								547,400									488,100						504,200							539,100						599,400					669,700
William Blair Emerging Markets Debt Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Debt Fund Class I
Accumulated Value						$ 500,000				$ 501,850								$ 493,000										$ 391,100								$ 409,400									$ 430,450							$ 464,400							$ 483,150						$ 506,800						$ 540,600				$ 588,500
William Blair Emerging Markets Debt Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																									Emerging Markets Debt Fund Class R6
Accumulated Value						1,000,000				1,003,700								986,600										782,900								819,200									861,400							929,700							967,400						1,015,300						1,083,300				1,179,600
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500® Index
Accumulated Value								1,000,000	500,000										1,120,300							559,800											1,326,400						682,000										1,707,100					652,100								1,397,900				857,450						1,765,400	1,015,200		2,207,100	1,306,600		2,601,700	1,069,950	1,351,250	1,689,300	1,991,350
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000® Index
Accumulated Value								1,000,000	500,000										1,117,000							560,250											1,350,600						681,800										1,707,900					649,150								1,381,200				853,150						1,747,600	1,032,000		2,176,000	1,305,050		2,553,900	1,055,400	1,335,400	1,662,750	1,951,500
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000® Index
Accumulated Value	500,000		500,000		10,000		500,000	1,000,000	500,000		545,500	551,300	443,650			10,936	606,550		1,113,000	626,050	454,300			8,629		563,700	665,050		659,450	682,550	527,750			8,836	650,300		1,345,800	721,750	572,200			10,265	682,800	780,750		828,650	799,500	649,750			11,130		1,691,100	708,400			12,639	647,000		669,500	749,150			13,780		1,366,300	829,900		14,572	847,700		843,300		16,142		1,720,900	1,024,750	1,044,050	2,130,600	1,287,700	1,223,100	2,495,900	1,040,400	1,310,450	1,622,400	1,900,600
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI All Country World IMI (net)
Accumulated Value									500,000																	541,800																	671,550															603,850												763,000							887,000			1,048,650			855,650	1,040,300	1,210,600	1,477,700
MSCI All Country World ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI All Country World ex-U.S. IMI (net)
Accumulated Value								1,000,000	500,000										1,073,100							522,050											1,192,400						667,250										1,294,100					568,750								1,079,500				691,800						1,248,200	768,700		1,313,500	834,250		1,733,300	695,900	804,650	846,750	1,117,400
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index (net)
Accumulated Value									500,000																	555,950																	763,200															652,000												772,150							913,500			890,250			711,400	781,300	839,950	1,121,900
MSCI Emerging Markets IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets IMI (net)
Accumulated Value									500,000																	549,500																	751,850															638,800												751,500							889,700			887,250			711,300	794,300	850,650	1,117,500
MSCI Emerging Markets ex-China IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets ex-China IMI (net)
Accumulated Value		$ 500,000													$ 492,700								$ 544,400										$ 599,350								$ 649,550									$ 621,500						$ 706,150							$ 816,850
MSCI China All Shares Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI China All Shares Index (net)
Accumulated Value				$ 500,000										$ 484,000								$ 427,000										$ 369,750								$ 349,950									$ 327,100						$ 334,550							$ 380,700						$ 425,500					$ 490,850
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Global Aggregate Index
Accumulated Value						500,000				495,650								487,950										420,100								408,700									414,550							432,050							418,400						424,750						455,650				459,450
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000® Growth Index
Accumulated Value								1,000,000	500,000										1,127,900							536,950											1,559,400						695,850										1,962,500					681,100								1,394,000				925,250						1,968,500	1,279,250		2,607,400	1,609,950		3,080,600	1,143,600	1,614,900	2,139,050	2,527,250
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000® Growth Index
Accumulated Value								1,000,000	500,000										1,132,000							535,400											1,567,400						697,150										1,999,900					686,600								1,417,200				936,450						2,022,000	1,296,900		2,696,400	1,654,800		3,196,900	1,172,650	1,673,100	2,231,150	2,645,300
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap® Value Index
Accumulated Value			$ 500,000										$ 447,150								$ 469,550										$ 494,100								$ 529,250									$ 553,300						$ 598,400							$ 617,100						$ 664,500
Russell 2500™ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2500™ Index
Accumulated Value							$ 500,000				$ 542,650																		$ 651,150																	$ 769,550														$ 628,200												$ 737,650						$ 826,100			$ 924,450
Russell 2500™ Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2500™ Growth Index
Accumulated Value								$ 1,000,000	500,000										$ 1,090,000							548,650											$ 1,531,000						682,800										$ 1,608,200					631,850								$ 1,186,600				838,150						$ 1,411,200	1,177,350		$ 1,607,300	1,236,750		$ 1,773,000	912,550	1,085,300	1,236,150	1,363,600
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2500® Value Index
Accumulated Value	$ 500,000											$ 552,750					$ 586,300			$ 561,050							$ 615,100			$ 613,450					$ 577,700			$ 619,800						$ 670,450			$ 691,550
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000® Growth Index
Accumulated Value									500,000																	556,600																	679,950															616,700												792,350							1,066,750			1,096,950			807,850	958,550	1,103,850	1,247,450
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000® Value Index
Accumulated Value					$ 10,000				500,000							$ 10,739								$ 8,880		658,700								$ 9,184								$ 9,414	710,350								$ 10,529						$ 10,440	618,950						$ 11,377					$ 11,017	757,550				$ 12,809			792,650			1,016,750			869,500	996,850	1,077,150	1,212,800
MSCI All Country World Ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI All Country World ex-U.S. Small Cap Index (net)
Accumulated Value									500,000																	519,550																	683,950															559,500												684,900							782,450			883,550			707,100	817,850	845,300	1,092,650
MSCI Emerging Markets Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Small Cap Index (net)
Accumulated Value									$ 500,000																	$ 511,400																	$ 684,450															$ 557,250												$ 621,300							$ 741,150			$ 880,100			$ 721,500	$ 894,050	$ 936,900	$ 1,110,950
J.P.Morgan Emerging Markets Bond Index (EMBI) Global Diversified (net) [Member]
Account Value [Line Items]
Accumulated Value						$ 500,000				$ 504,600								$ 498,850										$ 397,550								$ 410,150									$ 426,950							$ 455,650							$ 466,350						$ 485,450						$ 512,850				$ 554,850